Offsetting Financial Assets and Liabilities - Schedule of Financial Assets and Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial assets	$ 128,715	$ 127,546
Gross amounts offset on the consolidated balance sheet	(3,319)	(3,280)
Net amounts	125,396	124,266
Financial instruments	(21,787)	(25,999)
Securities collateral received	(91,271)	(86,587)
Net amounts	12,338	11,680
Amounts not subject to enforecable netting agreements	2,682	3,308
Net amounts presented on the consolidated balance sheet	128,078	127,574
Gross amounts of recognized financial liabilities	136,818	132,669
Gross amounts offset on the consolidated balance sheet	(3,319)	(3,280)
Net amounts	133,499	129,389
Financial instruments	(21,787)	(25,999)
Securities collateral pledged	(101,194)	(91,245)
Net amounts	10,518	12,145
Amounts not subject to enforecable netting agreements	2,990	4,975
Net amounts presented on the consolidated balance sheet	136,489	134,364
Derivative liabilities [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial liabilities	38,349	47,369
Gross amounts offset on the consolidated balance sheet	(49)	(4)
Net amounts	38,300	47,365
Financial instruments	(21,787)	(25,999)
Securities collateral pledged	(7,367)	(12,910)
Net amounts	9,146	8,456
Amounts not subject to enforecable netting agreements	2,990	4,975
Net amounts presented on the consolidated balance sheet	41,290	52,340
Cash Collateral On Securities Lent [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial liabilities	8,081	4,853
Net amounts	8,081	4,853
Securities collateral pledged	(7,182)	(4,730)
Net amounts	899	123
Net amounts presented on the consolidated balance sheet	8,081	4,853
Obligations related to assets sold under repurchase agreements and securities loaned [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial liabilities	90,388	80,447
Gross amounts offset on the consolidated balance sheet	(3,270)	(3,276)
Net amounts	87,118	77,171
Securities collateral pledged	(86,645)	(73,605)
Net amounts	473	3,566
Net amounts presented on the consolidated balance sheet	87,118	77,171
Derivative Assets [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial assets	30,610	39,731
Gross amounts offset on the consolidated balance sheet	(49)	(4)
Net amounts	30,561	39,727
Financial instruments	(21,787)	(25,999)
Securities collateral received	(2,184)	(5,974)
Net amounts	6,590	7,754
Amounts not subject to enforecable netting agreements	2,682	3,308
Net amounts presented on the consolidated balance sheet	33,243	43,035
Cash Collateral Securities [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial assets	14,651	15,326
Net amounts	14,651	15,326
Securities collateral received	(13,236)	(14,893)
Net amounts	1,415	433
Net amounts presented on the consolidated balance sheet	14,651	15,326
Securities Purchased Under Resale Agreements [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial assets	83,454	72,489
Gross amounts offset on the consolidated balance sheet	(3,270)	(3,276)
Net amounts	80,184	69,213
Securities collateral received	(75,851)	(65,720)
Net amounts	4,333	3,493
Net amounts presented on the consolidated balance sheet	$ 80,184	$ 69,213